Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Parent [Member]	Dec. 31, 2013 Predecessor and Pro Forma [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]
CURRENT ASSETS
Cash and cash equivalents	$ 10,737,000	$ 13,234,000		$ 13,234,000	$ 13,234,000	$ 51,232,000
Restricted short-term investment				0	0	1,031,000
Accounts receivable	34,819,000	26,346,000		26,346,000	26,346,000	21,614,000
Accounts receivable, related party	7,107,000	3,672,000		3,672,000	3,672,000	4,232,000
Escrow receivable	0	3,197,000		3,197,000	3,197,000	3,135,000
Escrow deposit	15,000	15,000		15,000	15,000	0
Derivative instruments	225,000	671,000		671,000	671,000	1,112,000
Total current assets	52,903,000	47,135,000		47,135,000	47,135,000	82,356,000
PROPERTY, PLANT AND EQUIPMENT
Oil and natural gas properties, successful efforts method	1,573,057,000	595,486,000		595,486,000	595,486,000	476,816,000
Accumulated depletion	(95,899,000)	(88,514,000)		(88,514,000)	(88,514,000)	(60,489,000)
Total oil and natural gas properties, net	1,477,158,000	506,972,000		506,972,000	506,972,000	416,327,000
Other property and equipment, net	12,654,000	9,316,000		9,316,000	9,316,000	5,085,000
Total property, plant and equipment	1,489,812,000	516,288,000		516,288,000	516,288,000	421,412,000
LONG-TERM ASSETS
Derivative instruments	440,000	1,078,000		1,078,000	1,078,000	2,325,000
Restricted cash	150,000	150,000		150,000	150,000	150,000
Other assets	28,830,000	23,004,000		23,004,000	23,004,000	6,995,000
Total long-term assets	29,420,000	24,232,000		24,232,000	24,232,000	9,470,000
Receivable from stockholder			10
TOTAL ASSETS	1,572,135,000	587,655,000	10	587,655,000	587,655,000	513,238,000
CURRENT LIABILITIES
Accounts payable	26,339,000	18,548,000		18,548,000	18,548,000	23,437,000
Accrued expenses	23,961,000	10,460,000		10,460,000	10,460,000	3,249,000
Distribution payable				29,484,000	0	0
Interest payable	385,000	296,000		296,000	296,000	252,000
Derivative instruments	4,156,000	1,562,000		1,562,000	1,562,000	1,227,000
Total current liabilities	54,841,000	30,866,000		60,350,000	30,866,000	28,165,000
LONG-TERM LIABILITIES
Asset retirement obligations	4,805,000	2,584,000		2,584,000	2,584,000	2,716,000
Derivative instruments	207,000	43,000		43,000	43,000	345,000
Term loan	0	70,000,000		70,000,000	70,000,000	0
Revolving credit facility	110,000,000	58,155,000		58,155,000	58,155,000	111,586,000
NPI payable	0	36,931,000		36,931,000	36,931,000	16,583,000
Deferred taxes	332,315,000	2,195,000		2,195,000	2,195,000	0
Total long-term liabilities	447,327,000	169,908,000		169,908,000	169,908,000	131,230,000
Total liabilities	502,168,000	200,774,000		230,258,000	200,774,000	159,395,000
STOCKHOLDERS’/MEMBERS’ EQUITY
Members’ equity		386,881,000		357,397,000	386,881,000	353,843,000
Common stock, $.01 par value	725,000		10
Additional paid-in capital	1,196,772,000
Accumulated deficit	(127,530,000)
Total stockholders'/members' equity	1,069,967,000	386,881,000	10
TOTAL LIABILITIES AND STOCKHOLDERS’/MEMBERS’ EQUITY	$ 1,572,135,000	$ 587,655,000		$ 587,655,000	$ 587,655,000	$ 513,238,000